UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982

Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: June 1, 2015 – August 31, 2015

Item 1.    Schedule of Investments.
  Attached hereto.

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 0.2%
Basic Materials - 0.1%
Mirabela Nickel Ltd.*,††	5,244,841	$309,739
Communications - 0.1%
Cengage Learning Acquisitions, Inc.*,††	11,126	290,667
Consumer, Cyclical - 0.0%**
Deb Stores Holding LLC*,†††,1	9,389	0
Total Common Stocks
(Cost $2,144,013)		600,406
PREFERRED STOCKS† - 3.1%
Financial - 2.0%
Morgan Stanley
6.38%2	133,000	3,420,760
Aspen Insurance Holdings Ltd.
5.95%2,4	61,200	1,560,600
Goldman Sachs Group, Inc.
5.50%2	43,500	1,070,970
AgriBank FCB
6.88%2,4	4,000	418,125
Total Financial		6,470,455
Industrial - 0.7%
Seaspan Corp.
6.38%	98,000	2,461,760
Total Industrial		2,461,760
Communications - 0.4%
Centaur Funding Corp.
9.08%4,5	1,000	1,220,313
Total Preferred Stocks
(Cost $9,845,429)		10,152,528
EXCHANGE-TRADED FUNDS† - 17.9%
iShares Russell 2000 Index ETF6	130,100	14,987,520
SPDR Dow Jones Industrial Average ETF Trust6	89,100	14,717,538
SPDR S&P 500 ETF Trust6	74,100	14,647,347
PowerShares QQQ Trust Series 16	113,500	11,839,185
Consumer Discretionary Select Sector SPDR Fund6	19,700	1,477,106
Financial Select Sector SPDR Fund6	61,500	1,440,945
Total Exchange-Traded Funds
(Cost $61,377,389)		59,109,641
MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Prime Cash Management Institutional Shares	1,284,735	1,284,735
Total Money Market Fund
(Cost $1,284,735)		1,284,735

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 45.1%
Collateralized Loan Obligations - 29.5%
Fortress Credit Opportunities
2005-1A, 0.62% due 07/15/192,4,5	5,232,632		$4,831,576
Muir Grove CLO Ltd.
2007-1A, 5.30% due 03/25/202,5	4,000,000		4,008,947
Garrison Funding 2015-1 Ltd.
2015-1A, 4.53% due 05/25/272,5	3,500,000		3,325,446
Fortress Credit Funding V, LP
2015-5A, 5.67% due 08/15/222,5	3,000,000		2,988,234
Newstar Trust
2012-2I, 6.99% due 01/20/232	3,000,000		2,974,537
ACAS CLO 2012-1 Ltd.
2014-1AR, 4.53% due 09/20/232,4,5	2,750,000		2,749,857
TCW Global Project Fund II Ltd.
2004-1A, 2.24% due 06/24/162,4,5	2,978,088		2,479,257
JFIN CLO 2007 Ltd.
2007-1A, 3.09% due 07/20/212,5	2,500,000		2,346,279
Avery 2013-3X
due 01/18/257	2,399,940		2,180,825
Jamestown CLO III Ltd.
2013-3A, 3.47% due 01/15/262,4,5	2,250,000		2,067,197
KKR Financial CLO 2007-1 Ltd.
2007-1A, 5.32% due 05/15/212,4,5	2,000,000		2,017,187
ARES XXVI CLO Ltd.
2013-1A, due 04/15/255,7	3,700,000		2,010,455
OHA Credit Partners VI Ltd.
2015-6A, 5.71% due 05/15/232,5	2,000,000		1,989,819
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.27% due 03/31/272,5	2,000,000		1,946,631
Dryden Senior Loan Fund
3.79% due 10/20/20	2,000,000		1,946,176
Golub Capital Partners Clo 24M Ltd.
2015-24A, 4.52% due 02/05/272,5	2,000,000		1,933,692
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, due 10/04/245,7	2,600,000		1,931,598
Voya CLO 2013-1 Ltd.
2013-1A, 3.79% due 04/15/242,4,5	2,000,000		1,896,176
Treman Park CLO LLC
2015-1A, due 04/20/275,7	2,000,000		1,883,808
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/244,5,7	2,600,000		1,877,474

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 45.1% (continued)
Collateralized Loan Obligations - 29.5% (continued)
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/255,7	2,000,000		$1,843,689
Finn Square CLO Ltd.
2012-1A, due 12/24/235,7	2,500,000		1,838,578
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 5.03% due 10/22/262,5	1,750,000		1,724,416
Babson CLO Limited 2012-II
2012-2A, due 05/15/235,7	2,000,000		1,660,600
Great Lakes CLO 2012-1 Ltd.
2012-1A, due 01/15/234,5,7	2,500,000		1,649,134
Mountain Hawk II CLO Ltd.
2013-2A, 3.44% due 07/22/242,5	1,750,000		1,536,860
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/235,7	2,500,000		1,503,355
Race Point VII CLO Ltd.
2012-7A, 4.56% due 11/08/242,5	1,500,000		1,499,914
Great Lakes CLO 2015-1 Ltd.
2015-1A, 4.02% due 07/15/262,5	1,500,000		1,494,169
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.18% due 10/15/262,4,5	1,500,000		1,461,787
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.50% due 05/01/222,4,5	1,500,000		1,450,553
Cerberus Onshore II CLO LLC
2014-1A, 4.29% due 10/15/232,4,5	1,250,000		1,197,334
2014-1A, 3.79% due 10/15/232,4,5	250,000		248,277
ALM XIV Ltd.
2014-14A, 3.74% due 07/28/262,4,5	1,500,000		1,436,759
KVK CLO Ltd.
2013-1A, due 04/14/254,5,7	2,300,000		1,430,755
Madison Park Funding VIII Ltd.
2014-8AR, 4.15% due 04/22/222,4,5	1,300,000		1,297,376
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.55% due 07/25/252,5	750,000		726,443
2014-1A, 5.97% due 07/25/255	500,000		502,748
MCF CLO I LLC
2013-1A, 6.04% due 04/20/232,5	1,250,000		1,164,322
Keuka Park CLO Ltd.
2013-1A, due 10/21/245,7	1,500,000		1,120,485

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 45.1% (continued)
Collateralized Loan Obligations - 29.5% (continued)
KKR Financial CLO Ltd.
2007-1X, 5.32% due 05/15/214	1,000,000		$1,008,594
DRSLF 2015-41A SUB
1.84% due 01/15/28	1,150,000		1,008,184
Churchill Financial Cayman Ltd.
2007-1A, 8.37% due 07/10/194,5	1,000,000		1,005,266
Sound Point CLO I Ltd.
2012-1A, 4.87% due 10/20/232,5	1,000,000		1,003,251
Cent CLO 16, LP
2014-16AR, 4.55% due 08/01/242,4,5	1,000,000		1,000,096
Voya CLO Ltd.
2015-3AR, 4.24% due 10/15/222,4,5	1,000,000		997,282
TCW Global Project Fund III Ltd.
2005-1A, 5.79% due 09/01/174,5	1,000,000		988,000
Ares XXV CLO Ltd.
2013-3A, due 01/17/245,7	1,750,000		978,437
Golub Capital Partners CLOlo 25M Ltd.
2015-25A, 4.14% due 08/05/272,5	1,000,000		977,971
Sound Point CLO III Ltd.
2013-2A, 4.19% due 07/15/252,4,5	1,000,000		977,956
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.53% due 04/28/262,4,5	1,000,000		976,480
Cerberus Onshore II CLO-2 LLC
2014-1A, 4.43% due 10/15/232,4,5	1,000,000		968,585
NewStar Commercial Loan Trust
2007-1A, 1.62% due 09/30/222,4,5	500,000		475,405
2007-1A, 2.62% due 09/30/222,5	500,000		466,587
Kingsland VI Ltd.
2013-6A, 3.94% due 10/28/242,4,5	1,000,000		933,141
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/275,7	1,050,000		832,152
Carlyle Global Market Strategies CLO Ltd.
2014-2AR, 4.18% due 07/20/232,4,5	750,000		746,180
West CLO 2013-1 Ltd.
2013-1A, due 11/07/255,7	1,350,000		698,141
Newstar Commercial Loan Funding LLC
2014-1A, 5.04% due 04/20/252,5	500,000		497,349

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 45.1% (continued)
Collateralized Loan Obligations - 29.5% (continued)
COA Summit CLO Limited
2014-1A, 4.14% due 04/20/232,4,5	500,000		$496,963
NXT Capital CLO 2013-1 LLC
2013-1A, 4.45% due 04/25/242,4,5	500,000		495,093
Great Lakes CLO Ltd.
2014-1A, 4.49% due 04/15/252,4,5	500,000		479,885
MCF CLO IV LLC
2014-1A, 6.20% due 10/15/252,5	500,000		454,745
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.67% due 03/23/234,5	441,767		440,122
Gramercy Park CLO Ltd.
2014-1AR, 4.32% due 07/17/232,4,5	400,000		399,992
Salus CLO Ltd.
2013-1AN, 7.02% due 03/05/212,4,5	400,000		398,508
Airlie CLO
2006-2A, 1.04% due 12/20/202,4,5	400,000		384,148
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.30% due 04/25/262,4,5	300,000		286,147
NewStar Commercial Loan Funding 2013-1 LLC
2013-1A, 5.58% due 09/20/232,4,5	250,000		248,861
Gale Force CLO Ltd.
2007-3A, 0.99% due 04/19/212,4,5	250,000		236,215
Marathon CLO II Ltd.
2005-2A, due 12/20/195,7	3,000,000		107,048
Total Collateralized Loan Obligations			97,139,509
Transportation - 8.2%
AASET
2014-1 B, 7.38% due 12/15/292	3,794,872		3,794,872
2014-1 A, 5.13% due 12/15/292	1,897,436		1,864,231
Airplanes Pass Through Trust
2001-1A, 0.75% due 03/15/192,4,5	12,173,531		4,869,412
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/295	2,258,897		2,236,309
2014-1, 5.25% due 02/15/295	1,882,240		1,854,195

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 45.1% (continued)
Transportation - 8.2% (continued)
ECAF I Ltd.
2015-1A, 5.80% due 06/15/405	2,750,000		$2,771,725
Rise Ltd.
4.75% due 02/12/39	1,812,500		1,821,562
2014-1AB, 6.50% due 02/12/39	453,125		455,391
Stripes 2013-1 A1
3.84% due 03/20/23†††	1,989,695		1,975,886
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/384,5,8	1,505,208		1,544,720
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/404,5,8	964,286		967,371
AABS
4.88% due 01/10/38	922,396		931,620
Turbine Engines Securitization Ltd.
2013-1A, 6.37% due 12/13/485	789,530		788,030
BBAM Acquisition Finance
5.38% due 09/17/18	496,199		498,680
6.25% due 09/17/15	250,000		241,250
Aerco Ltd.
2000-2A, 0.66% due 07/15/252	1,532,629		291,353
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/184,5	21,607		20,180
Total Transportation			26,926,787
Collateralized Debt Obligations - 5.5%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.60% due 08/15/562,4,5	4,579,109		4,206,149
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/309	3,000,000		3,024,898
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/412,5	1,750,000		1,617,084
2006-8A, 0.48% due 02/01/412,5	907,118		882,456
RAIT CRE CDO I Ltd.
2006-1X, 0.51% due 11/20/46	2,552,834		2,358,919
Highland Park CDO I Ltd.
2006-1A, 0.66% due 11/25/512,5	1,198,185		1,140,421
2006-1A, 0.73% due 11/25/512,4,5	1,500,000		1,017,672
N-Star Real Estate CDO IX Ltd.
0.50% due 02/01/41	1,935,185		1,898,912
DIVCORE CLO Ltd.
2013-1A B, 4.09% due 11/15/324	1,000,000		997,500

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 45.1% (continued)
Collateralized Debt Obligations - 5.5% (continued)
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.87% due 01/10/382,4,5	740,086		$693,800
Putnam Structured Product CDO
2008-1A, 0.65% due 10/15/382,5	210,757		204,020
Total Collateralized Debt Obligations			18,041,831
Insurance - 0.9%
321 Henderson Receivables III LLC
2008-1A, 10.81% due 01/15/505	500,000		771,200
2008-1A, 9.36% due 01/15/485	500,000		719,750
2008-1A, 8.37% due 01/15/464,5	500,000		685,950
Northwind Holdings LLC
2007-1A, 1.06% due 12/01/372,4,5	765,625		696,719
Insurance Note Capital VII
2005-1R1A, 0.48% due 06/09/332,4,5	225,600		212,064
Total Insurance			3,085,683
Financial - 0.5%
NCBJ 2015-1 A
5.88% due 07/08/22†††,1	1,500,000		1,501,913
Blue Falcon
A-2, 3.20% due 12/25/164	3,747		3,744
Total Financial			1,505,657
Other - 0.4%
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	1,189,818		1,197,818
Credit Cards - 0.1%
Credit Card Pass-Through Trust
2012-BIZ, 0.00%3,5,7	520,533		427,618
Total Asset Backed Securities
(Cost $153,609,307)			148,324,903
SENIOR FLOATING RATE INTERESTS††,2 - 33.5%
Industrial - 8.6%
SRS Distribution, Inc.
0.00% due 08/25/22	2,500,000		2,487,499
Data Device Corp.
7.00% due 07/15/20	2,502,500		2,483,732
Alion Science & Technology Corp.
5.50% due 08/19/21	2,500,000		2,481,249
Prolamina
5.00% due 08/18/22	2,000,000		2,000,000
CareCore National LLC
5.50% due 03/05/21	1,868,698		1,821,980
SIRVA Worldwide, Inc.
7.50% due 03/27/19	1,708,428		1,699,886

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 33.5% (continued)
Industrial - 8.6% (continued)
National Technical
7.00% due 06/12/21†††,1	1,694,118		$1,676,715
HBC Hardware Holdings
6.75% due 03/30/20†††	1,488,750		1,451,531
CPM Holdings
6.00% due 04/11/22	1,000,000		1,002,500
DAE Aviation Holdings, Inc.
5.25% due 07/07/22	1,000,000		995,630
PLZ Aeroscience
5.25% due 07/31/22	1,000,000		995,000
Mitratech Holdings, Inc.
6.50% due 07/02/21†††,1	1,000,000		989,193
CPM Acquisition, Inc.
6.75% due 08/17/22	1,000,000		983,750
American Tire Distributors, Inc.
5.25% due 09/01/21	940,589		942,940
Mast Global
8.75% due 09/12/19†††,1	835,194		829,491
Hunter Defense Technologies
6.50% due 08/05/19†††,1	770,000		754,883
Flakt Woods
4.75% due 03/20/17†††,1	653,616 EUR		722,141
AlliedBarton Security Services LLC
8.00% due 08/13/21	726,027		719,980
Mitchell International, Inc.
8.50% due 10/11/21	700,000		696,206
Ranpak
8.25% due 10/03/22	700,000		693,875
NaNa Development Corp.
8.00% due 03/15/18	616,324		588,589
Knowledge Universe Education LLC
6.00% due 08/12/22	500,000		490,000
Bioplan / Arcade
5.75% due 09/23/21	399,000		333,165
SI Organization
5.75% due 11/22/19	308,831		307,768
Doncasters Group Ltd.
9.50% due 10/09/20	101,379		100,619
Carey International, Inc.
9.00% due 07/31/16†††,1	41,306		16,522
Total Industrial			28,264,844
Consumer, Cyclical - 6.1%
Boot Barn Holdings, Inc.
5.50% due 06/29/21†††,1	2,000,000		1,980,575
BIG JACK Holdings
5.75% due 07/01/22	2,000,000		1,974,999
Mavis Tire
6.25% due 10/31/20†††,1	2,000,000		1,970,923
Sears Holdings Corp.
5.50% due 06/29/18	1,988,994		1,961,149
ABRA Auto Body
4.75% due 09/17/21	1,462,317		1,459,275
8.25% due 09/19/22	500,000		495,000
Navistar, Inc.
6.50% due 08/07/20	1,500,000		1,483,125
Fitness International LLC
5.50% due 07/01/20	1,311,750		1,249,442

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 33.5% (continued)
Consumer, Cyclical - 6.1% (continued)
National Vision, Inc.
6.75% due 03/11/22	1,200,000		$1,179,000
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,105,540		1,093,102
Sky Bet Cyan Blue HoldCo
6.50% due 02/25/22	650,000 GBP		998,080
Eyemart Express
5.00% due 12/17/21	975,000		977,438
Med Finance Merge - MyEyeDr
7.25% due 08/11/21	804,878		796,829
Transfirst
9.00% due 11/11/22	600,000		595,998
Talbots, Inc.
5.50% due 03/19/20	519,737		507,175
Ollies Bargain Outlet
4.75% due 09/28/19	479,677		477,279
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	362,073		359,357
GCA Services Group, Inc.
9.25% due 11/02/20	320,000		318,400
Capital Automotive LP
6.00% due 04/30/20	210,000		210,525
CKX Entertainment, Inc.
11.00% due 06/21/17†††	96,850		42,614
Deb Stores Holding LLC
1.50% due 10/11/16†††,1,10	639,608		1
Total Consumer, Cyclical			20,130,286
Technology - 5.1%
Insight Venture
7.25% due 07/15/21	1,650,000 GBP		2,490,564
TIBCO Software, Inc.
6.50% due 12/04/20	2,438,997		2,432,142
Linxens MicroConnections
5.00% due 07/29/22	2,000,000		1,990,000
Deltek, Inc.
5.00% due 06/25/22	1,392,294		1,390,122
Greenway Medical Technologies
6.00% due 11/04/20	1,083,500		1,072,665
Epicor Software
4.75% due 06/01/22	1,000,000		996,070
PowerSchool, Inc.
5.50% due 07/29/21†††,1	1,000,000		990,142
Sparta Holding Corp.
6.50% due 07/28/20†††,1	992,500		984,382
EIG Investors Corp.
5.00% due 11/08/19	926,865		924,548
Touchtunes Interactive
5.75% due 05/28/21	900,000		901,125
MRI Software LLC
5.25% due 06/23/21	750,000		747,810
Active Network, Inc.
5.50% due 11/13/20	592,484		585,078
Advanced Computer Software
10.50% due 01/31/23	500,000		485,000
Aspect Software, Inc.
7.25% due 05/09/16	468,432		463,359

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 33.5% (continued)
Technology - 5.1% (continued)
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	344,094		$343,234
Total Technology			16,796,241
Consumer, Non-cyclical - 4.2%
AT Home Holding III
5.00% due 06/03/22	1,995,000		1,982,530
Performance Food Group
6.25% due 11/14/19	1,871,912		1,871,912
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.00% due 08/19/21	1,500,000		1,492,500
2.54% due 08/19/21	166,667		141,975
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	1,147,125		1,146,838
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,131,000		1,135,241
Foundation Building Materials
12.00% due 04/30/19†††,1	1,000,000		991,133
Taxware Holdings
7.50% due 04/01/22†††,1	1,000,000		990,506
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	991,219		986,263
IHC Holding Corp.
7.00% due 04/30/21†††,1	1,000,000		985,835
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	855,871		852,302
Pelican Products, Inc.
5.25% due 04/10/20	395,000		393,768
CTI Foods Holding Co. LLC
8.25% due 06/28/21	380,000		370,500
NES Global Talent
6.50% due 10/03/19	343,143		319,123
Targus Group International, Inc.
14.75% due 05/24/16	228,553		176,180
Rite Aid Corp.
5.75% due 08/21/20	100,000		100,938
Total Consumer, Non-cyclical			13,937,544
Financial - 3.1%
Acrisure
5.25% due 05/19/22	1,904,317		1,863,850
Trademonster
7.25% due 08/29/19†††,1	1,488,750		1,482,815
American Stock Transfer & Trust
5.75% due 06/26/20	1,476,933		1,462,784
Safe-Guard
6.25% due 08/19/21	1,289,500		1,291,112
Ryan LLC
6.75% due 08/07/20	1,000,000		988,750
DTZ US Borrower LLC
5.50% due 11/04/21	995,000		984,224
Expert Global Solutions
8.50% due 04/03/18	852,000		846,675
Magic Newco, LLC
12.00% due 06/12/19	750,000		814,125

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 33.5% (continued)
Financial - 3.1% (continued)
AmWINS Group, LLC
5.25% due 09/06/19	346,452		$347,751
HDV Holdings
5.75% due 09/17/20	179,550		177,911
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	116,932		105,239
Total Financial			10,365,236
Communications - 2.9%
Avaya, Inc.
6.25% due 05/29/20	1,677,965		1,566,800
6.50% due 03/30/18	1,396,441		1,196,945
Asurion Corp.
5.00% due 08/04/22	1,890,000		1,868,738
5.00% due 05/24/19	390,657		387,532
Anaren, Inc.
9.25% due 08/18/21	1,000,000		1,000,000
5.50% due 02/18/21	985,000		978,844
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	1,688,851		1,684,900
GOGO LLC
11.25% due 03/21/18	616,488		638,065
7.50% due 03/21/18	80,312		80,312
Total Communications			9,402,136
Basic Materials - 1.4%
Zep, Inc.
5.75% due 06/27/22	2,000,000		2,019,999
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	2,370,716		1,606,160
Hoffmaster Group, Inc.
5.25% due 05/08/20	742,500		739,018
Ennis Flint Road Infrastructure
7.75% due 09/30/21	140,000		130,900
Total Basic Materials			4,496,077
Energy - 0.8%
PSS Companies
5.50% due 01/28/20	1,882,121		1,543,339
Cactus Wellhead
7.00% due 07/31/20	992,500		714,600
Floatel International Ltd.
6.00% due 06/26/20	736,903		518,780
Total Energy			2,776,719
Utilities - 0.8%
Panda Stonewall
6.50% due 11/12/21	1,875,000		1,875,000
ExGen Renewables I LLC
5.25% due 02/08/21	669,344		676,037
Total Utilities			2,551,037
Transportation - 0.5%
OneSky
15.00% due 06/03/19†††,1	507,528		522,754
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	578,171		519,875
Ceva Logistics US Holdings
6.50% due 03/19/21	255,919		230,114

	Face
	Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 33.5% (continued)
Transportation - 0.5% (continued)
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	185,541		$166,833
Ceva Logistics Canada, ULC
6.50% due 03/19/21	31,990		28,764
Total Transportation			1,468,340
Total Senior Floating Rate Interests
(Cost $112,799,140)			110,188,460
CORPORATE BONDS†† - 31.6%
Financial - 15.4%
JPMorgan Chase & Co.
5.00%3,4,11	3,100,000		3,022,499
6.10%3,4,11	1,000,000		998,430
6.00%3,4,11	1,000,000		990,000
Bank of America Corp.
6.10%3,4,11	1,750,000		1,708,438
6.50%3,4,11	1,000,000		1,030,000
6.25%3,4,11	900,000		891,000
Fifth Third Bancorp
4.90%3,4,11	3,000,000		2,812,499
5.10%3,4,11	815,000		747,763
Ares Finance Company II LLC
5.25% due 09/01/254,5	3,060,000		3,071,610
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/214,5	2,150,000		2,090,875
7.38% due 04/01/204,5	950,000		928,815
HSBC Holdings plc
6.38%3,4,11	3,000,000		2,968,749
Citigroup, Inc.
5.95%3,4,11	3,000,000		2,868,750
Wells Fargo & Co.
5.90%3,4,11	2,700,000		2,710,125
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	2,910,000		2,676,202
Customers Bank
6.13% due 06/26/294,5,11	2,500,000		2,525,000
Barclays plc
6.63%3,4,11	1,362,000		1,329,583
8.25%3,4,11	950,000		1,007,707
AmTrust Financial Services, Inc.
6.12% due 08/15/23	1,930,000		1,993,671
Citizens Financial Group, Inc.
5.50%3,4,5,11	1,700,000		1,657,500
Cadence Bank North America
6.25% due 06/28/299,11	1,600,000		1,600,000
National Financial Partners Corp.
9.00% due 07/15/214,5	1,500,000		1,470,000
NewStar Financial, Inc.
7.25% due 05/01/204,5	1,450,000		1,439,125
Lock AS
7.00% due 08/15/21	1,200,000 EUR		1,429,741
Greystar Real Estate Partners LLC
8.25% due 12/01/224,5	1,100,000		1,146,750
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/294,5,11	1,000,000		1,000,000

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	~	Value
CORPORATE BONDS†† - 31.6% (continued)
Financial - 15.4% (continued)
Citigroup, Inc.
5.88%3,4,11	1,000,000		$990,625
Kennedy-Wilson, Inc.
5.87% due 04/01/244	1,000,000		973,000
Pacific Beacon LLC
5.63% due 07/15/515	723,562		646,669
Cabot Financial Luxembourg S.A.
6.50% due 04/01/215	350,000 GBP		525,940
Tri-Command Military Housing LLC
5.38% due 02/15/485	559,657		509,120
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/204,5	400,000		386,000
Credit Acceptance Corp.
6.13% due 02/15/214	385,000		382,113
Prosight Global Inc.
7.50% due 11/26/20†††	250,000		259,748
Total Financial			50,788,047
Consumer, Cyclical - 3.0%
HP Communities LLC
6.82% due 09/15/534,5	989,130		1,015,234
6.16% due 09/15/53†††,5	1,000,000		1,002,808
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/204	1,355,000		1,419,363
Nathan's Famous, Inc.
10.00% due 03/15/204,9	1,350,000		1,417,499
PF Chang's China Bistro, Inc.
10.25% due 06/30/204,5	1,255,000		1,255,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/234,5	1,150,000		1,104,000
WMG Acquisition Corp.
6.75% due 04/15/224,5	1,130,000		1,079,150
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/254,5	950,000		878,750
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/174,5	600,000		643,500
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.87% due 05/15/214,5	150,000		148,875
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/194	63,097		64,043
Total Consumer, Cyclical			10,028,222
Industrial - 3.0%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/274,5	1,990,573		1,986,592

	Face Amount	~	Value
CORPORATE BONDS†† - 31.6% (continued)
Industrial - 3.0% (continued)
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/194	1,800,000		$1,530,000
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/184	1,376,000		1,426,499
BMBG Bond Finance SCA
4.98% due 10/15/202,5	1,200,000 EUR		1,355,657
Reliance Intermediate Holdings, LP
6.50% due 04/01/234,5	1,000,000		1,035,000
LMI Aerospace, Inc.
7.37% due 07/15/194	925,000		892,625
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/235	800,000		784,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/194,5	500,000		498,750
CEVA Group plc
7.00% due 03/19/214,5	350,000		323,750
Agua Caliente Band of Cahuilla Indians
6.35% due 10/01/159	184,000		184,351
Total Industrial			10,017,224
Consumer, Non-cyclical - 3.0%
Vector Group Ltd.
7.75% due 02/15/214	2,190,000		2,330,159
Bumble Bee Holdings, Inc.
9.00% due 12/15/174,5	2,082,000		2,141,337
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/164,9	2,026,000		2,026,000
Central Garden & Pet Co.
8.25% due 03/01/184	1,538,000		1,570,683
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.87% due 10/01/224,5	1,475,000		1,456,563
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/214,5	250,000		265,000
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.37% due 08/01/234,5	100,000		99,100
Total Consumer, Non-cyclical			9,888,842
Communications - 2.4%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/174,5	2,575,000		2,655,468
MDC Partners, Inc.
6.75% due 04/01/204,5	2,350,000		2,329,438
Midcontinent Communications & Midcontinent Finance Corp.
6.87% due 08/15/234,5	1,300,000		1,309,750

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	~	Value
CORPORATE BONDS†† - 31.6% (continued)
Communications - 2.4% (continued)
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/214	725,000		$797,500
Avaya, Inc.
7.00% due 04/01/194,5	530,000		475,675
DISH DBS Corp.
5.87% due 11/15/244	250,000		227,813
Total Communications			7,795,644
Energy - 1.8%
ContourGlobal Power Holdings S.A.
7.12% due 06/01/194,5	2,200,000		2,263,250
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	1,962,500		1,663,219
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/214	1,425,000		760,200
Ultra Resources, Inc.
4.51% due 10/12/20†††	500,000		410,038
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/224,5	1,216,133		396,764
IronGate Energy Services LLC
11.00% due 07/01/184,9	600,000		382,500
Total Energy			5,875,971
Basic Materials - 1.6%
TPC Group, Inc.
8.75% due 12/15/204,5	1,710,000		1,530,450
Eldorado Gold Corp.
6.12% due 12/15/204,5	1,700,000		1,461,999
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	1,265,136		918,489
1.00% due 09/10/44†††,1	27,468		–
Newcrest Finance Pty Ltd.
4.20% due 10/01/224,5	750,000		665,056
Yamana Gold, Inc.
4.95% due 07/15/244	650,000		585,238
Total Basic Materials			5,161,232
Diversified - 0.6%
Opal Acquisition, Inc.
8.87% due 12/15/214,5	1,705,000		1,670,900
HRG Group, Inc.
7.87% due 07/15/194	300,000		315,750
Total Diversified			1,986,650
Technology - 0.4%
Aspect Software, Inc.
10.63% due 05/15/174	1,065,000		939,863
Epicor Software
9.24% due 06/21/23†††,1,4	500,000		485,000
Total Technology			1,424,863
Utilities - 0.4%
LBC Tank Terminals Holding Netherlands BV
6.87% due 05/15/234,5	1,150,000		1,184,500
Total Corporate Bonds
(Cost $107,302,197)			104,151,195

	Face Amount	~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 6.9%
Commercial Mortgage Backed Securities - 4.0%
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/304,5	6,000,000		$5,861,417
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,1,4,5	1,432,295		1,566,055
2003-STEW, 6.40% due 11/10/43†††,1,4,5	1,000,000		1,090,369
Capmark Military Housing Trust
2007-AETC, 5.74% due 02/10/52†††,1,4,5	1,940,448		1,880,045
2007-AET2, 6.06% due 10/10/525	491,285		472,867
SRERS-2011 Funding Ltd.
2011-RS, 0.44% due 05/09/462,5	1,831,454		1,769,537
BAMLL-DB Trust
2012-OSI, 6.78% due 04/13/294,5	400,000		416,232
Total Commercial Mortgage Backed Securities			13,056,522
Residential Mortgage Backed Securities - 2.9%
Nomura Resecuritization Trust
2012-1R, 0.77% due 08/27/472,5	3,185,877		3,003,644
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC6, 0.36% due 01/25/372,4	2,500,000		2,098,672
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/174,5	1,450,619		1,456,494
GreenPoint Mortgage Funding Trust
2006-AR1, 0.49% due 02/25/362	1,570,847		1,301,406
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/374,8	1,625,220		848,824
2006-6, 5.75% due 01/25/374,8	686,646		401,170
GSAA Home Equity Trust
2007-7, 0.46% due 07/25/372,4	588,324		499,470
New Century Home Equity Loan Trust
2004-A, 5.47% due 08/25/342	37,660		37,183
Total Residential Mortgage Backed Securities			9,646,863
Total Collateralized Mortgage Obligation
(Cost $22,012,181)			22,703,385

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	~	Value
MUNICIPAL BONDS†† - 3.5%
Illinois - 2.4%
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/424	2,800,000		$2,256,296
6.26% due 01/01/404	2,350,000		1,910,973
6.05% due 01/01/294	1,500,000		1,429,860
State of Illinois General Obligation Unlimited
5.65% due 12/01/384	1,250,000		1,206,075
6.90% due 03/01/354	1,000,000		1,043,220
Total Illinois			7,846,424
Puerto Rico - 1.1%
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.25% due 07/01/354	1,000,000		852,670
5.50% due 07/01/28	750,000		673,553
4.95% due 07/01/264	380,000		363,082
Puerto Rico Sales Tax Financing Corp. Revenue Bonds
0.00% due 08/01/4112	6,000,000		1,187,220
Puerto Rico Municipal Finance Agency General Obligation Unlimited
5.00% due 08/01/27	500,000		484,660
Total Puerto Rico			3,561,185
Total Municipal Bonds
(Cost $11,992,800)			11,407,609
FOREIGN GOVERNMENT BONDS†† - 2.3%
Kenya Government International Bond
6.87% due 06/24/244,5	4,250,000		4,110,600

	Face
	Amount	~	Value
FOREIGN GOVERNMENT BONDS†† - 2.3% (continued)
Dominican Republic International Bond
6.85% due 01/27/454,5	3,450,000		$3,424,125
Total Foreign Government Bonds
(Cost $7,963,792)			7,534,725
Total Investments - 144.5%
(Cost $490,330,983)			$475,457,587

	Contracts		Value
CALL OPTIONS WRITTEN†,* - (0.3)%
Call options on:
Consumer Discretionary Select Sector SPDR Fund Expiring September 2015 with strike price of $77.00	197		$(12,313)
Financial Select Sector SPDR Fund Expiring September 2015 with strike price of $24.00	615		(15,990)
PowerShares QQQ Trust Series 1 Expiring September 2015 with strike price of $107.00	1,135		(124,850)
SPDR S&P 500 ETF Trust Expiring September 2015 with strike price of $201.00	741		(148,941)
SPDR Dow Jones Industrial Average ETF Trust Expiring September 2015 with strike price of $168.00	891		(160,826)
iShares Russell 2000 Index ETF Expiring September 2015 with strike price of $115.00	1,301		(333,706)
Total Call Options Written
(Premiums received $1,184,083)			(796,626)
Other Assets & Liabilities, net - (44.2)%			(145,580,302)
Total Net Assets - 100.0%			$329,080,659

~	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs—See Note 2.
1	Security was fair valued by the Valuation Committee at August 31, 2015. The total market value of fair valued securities amounts to $23,113,057, (cost $24,192,873) or 7.0% of total net assets.
2	Variable rate security. Rate indicated is rate effective at August 31, 2015.
3	Perpetual maturity.
4
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments.  As of August 31, 2015, the total market value of the segregated securities was $245,110,973.

5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $193,033,456 (cost $204,809,980), or 58.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

6	Security represents cover for outstanding written option.
7	Security has no stated coupon. However, it is expected to receive residual cashflow payments on defined deal dates.

8	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
9
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $8,635,248 (cost $8,740,604), or 2.6% of total net assets - see Note 4.

10	Security is in default.
11	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
12	Zero coupon rate security.

plc	Public Limited Company

At August 31, 2015, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/2019	$1,100,000	$-
Acrisure	05/19/2022	395,683	7,578
American Seafoods Group LLC	08/19/2021	333,333	49,384
Authentic Brands	05/27/2021	137,500	483
Beacon Roofing	07/27/2016	300,000	-
Deltek, Inc.	06/25/2020	1,500,000	180,008
Eyemart Express	12/18/2019	500,000	52,167
Insight Fourth Hospitality	07/15/2020	500,000	93,435
IntraWest Holdings	12/10/2018	200,000	5,230
Med Finance Merge - MyEyeDr	08/11/2021	195,122	1,910
Mitratech Holdings, Inc.	07/02/2021	1,111,111	135,085
National Technical	06/12/2021	305,882	3,142
PowerSchool, Inc.	07/29/2021	525,000	64,696
		$7,103,631	$593,118

As of August 31, 2015, the following forward foreign currency exchange contracts were outstanding:

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value as of 8/31/15	Net Unrealized Appreciation/(Depreciation)
AUD	477,000
for USD	350,285	Bank of America Merrill Lynch	9/9/2015	$350,285	$339,252	$11,033

EUR	3,090,000
for USD	3,358,660	Bank of America Merrill Lynch	9/9/2015	3,358,660	3,467,411	(108,751)

GBP	2 ,630,000
for USD	4,107,828	Bank of America Merrill Lynch	9/9/2015	4,107,828	4,035,413	72,415

Net unrealized depreciation for forward foreign currency exchange contracts						$(25,303)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategic Opportunities Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed in by the exchange, usually as of 4:00 p.m. Eastern time.  Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$ ‐	$96,735,691	$7,415,504	$104,151,195
Asset Backed Securities	‐	143,649,286	4,675,617	148,324,903
Collateralized Mortgage Obligations	‐	18,166,916	4,536,469	22,703,385
Senior Floating Rate Interests	‐	92,806,304	17,382,156	110,188,460
Municipal Bonds	‐	11,407,609	‐	11,407,609
Foreign Government Bonds	‐	7,534,725	‐	7,534,725
Common Stocks	‐	600,406	‐	600,406
Preferred Stocks	10,152,528	‐	‐	10,152,528
Exchange Traded Funds	59,109,641	‐	‐	59,109,641
Money Market Fund	1,284,735	‐	‐	1,284,735
Forward Exchange Currency Contracts	‐	83,448	‐	83,448
Total Assets	$70,546,904	$370,984,385	$34,009,746	$475,541,035
Liabilities:
Options Written	796,626	‐	‐	796,626
Unfunded Commitments	‐	593,118	‐	593,118
Forward Exchange Currency Contracts	‐	108,751	‐	108,751
Total Liabilities	$796,626	$701,869	$ ‐	$1,498,495

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance	Valuation	Unobservable
Category	at 8/31/15	Technique	Inputs
Option adjusted spread off the month
end broker quote over the 3 month
Corporate Bond	$ 4,348,796	LIBOR	Indicative Quote
Corporate Bond	$ 3,066,708	Enterprise Value	Valuation Multiple*
Option adjusted spread off the month
end broker quote over the 3 month
Asset Backed Securities	$ 3,173,704	LIBOR	Indicative Quote
Asset Backed Securities	$ 1,501,913	Enterprise Value	Valuation Multiple*
Option adjusted spread off the month
end broker quote over the 3 month
Collateralized Mortgage Obligations	$ 1,880,045	LIBOR	Indicative Quote
Collateralized Mortgage Obligations	$ 2,656,424	Enterprise Value	Valuation Multiple*
Option adjusted spread off the month
end broker quote over the 3 month
Senior Floating Rate Interests	$ 1,494,145	LIBOR	Indicative Quote
Senior Floating Rate Interests	$15,888,011	Enterprise Value	Valuation Multiple*

*Valuation multiples utilized ranged from 6 to 14.

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of August 31, 2015, the Fund had securities with a total value of $5,410,230 transferred from Level 2 to Level 3 due to lack of vendor price. The Fund had securities with a total value of $427,618 transferred from Level 3 to Level 2 due to availability of market price information at the period end. Security with a total value of $309,739 transferred from Level 1 to Level 2 due to being halted on the principal exchange on which it trades.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs

	Asset Backed Securities	Senior Floating Rate Interests	Corporate Bonds	Collateralized Mortgage Obligations	Total
Assets:
Beginning Balance	$1,725,304	$7,040,630	$3,787,867	$4,392,687	$16,946,488
Paydowns Received	(61,677)	(522,604)	(12,500)	(8,705)	(605,486)
Payment‐in‐kind Distributions Received	‐	22,438	57,369	‐	79,807
Realized Gain/Loss	‐	9,000	‐	‐	9,000
Change in Unrealized Gain/Loss	(35,136)	(6,280)	(575,934)	152,487	(464,863)
Purchases	3,474,744	8,589,944	997,500	‐	13,062,188
Sales	‐	‐	‐	‐	‐ *
Transfers into Level 3	‐	2,249,028	3,161,202	‐	5,410,230
Transfers out of Level 3	(427,618)	‐	‐	‐	(427,618)
Ending Balance	$4,675,617	$17,382,156	$7,415,504	$4,536,469	$34,009,746

3.	Federal Income Taxes

As of August 31, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation
$494,906,894	$11,951,080	$(31,400,387)	$(19,449,307)

4.  Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Agua Caliente Band of Cahuilla Indians 6.35% due 10/01/15	02/07/08	$184,000	$184,351
Anchorage Credit Funding 1 Ltd. 2015-1A 6.30% due 07/28/30	05/07/15	3,000,000	3,024,898
American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75% due 05/15/16	07/31/14	1,984,552	2,026,000
Cadence Bank North America 6.25% due 06/28/29	06/06/14	1,600,000	1,600,000
IronGate Energy Services LLC 11.00% due 07/01/18	07/10/13	570,757	382,500
Nathan’s Famous, Inc. 10.00% due 03/15/20	02/27/15	1,401,295	1,417,499
		$8,740,604	$8,635,248

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: October 30, 2015

By: /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: October 30, 2015